Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]

NOTE 6 – INVESTMENT SECURITIES AVAILABLE FOR SALE

The amortized cost and fair values of securities available for sale are as follows:

	September 30, 2016
(Dollar amounts in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. government agency securities	$10,516	$359	$(12)	$10,863
Obligations of states and political subdivisions:
Taxable	1,616	186	—	1,802
Tax-exempt	81,829	3,899	(5)	85,723
Mortgage-backed securities in government-sponsored entities	20,939	485	(44)	21,380
Private-label mortgage-backed securities	1,927	141	—	2,068

Total debt securities	116,827	5,070	(61)	121,836
Equity securities in financial institutions	750	468	—	1,218

Total	$117,577	$5,538	$(61)	$123,054

	December 31, 2015
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. government agency securities	$21,655	$245	$(271)	$21,629
Obligations of states and political subdivisions:
Taxable	1,989	134	—	2,123
Tax-exempt	91,940	3,402	(175)	95,167
Mortgage-backed securities in government-sponsored entities	24,480	316	(272)	24,524
Private-label mortgage-backed securities	2,079	184	—	2,263

Total debt securities	142,143	4,281	(718)	145,706
Equity securities in financial institutions	750	64	—	814

Total	$142,893	$4,345	$(718)	$146,520

The amortized cost and fair value of debt securities at September 30, 2016, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(Dollar amounts in thousands)	Amortized Cost	Fair Value
Due in one year or less	$2,842	$2,879
Due after one year through five years	9,132	9,500
Due after five years through ten years	12,916	13,510
Due after ten years	91,937	95,947

Total	$116,827	$121,836

Proceeds from the sales of securities available for sale and the gross realized gains and losses for the three and nine months ended September 30 are as follows:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
(Dollar amounts in thousands)	2016	2015	2016	2015
Proceeds from sales	$—	$11,973	$9,115	$15,284
Gross realized gains	—	233	306	373
Gross realized losses	—	(22)	(3)	(116)

Investment securities with an approximate carrying value of $64.7 million and $68.8 million at September 30, 2016 and December 31, 2015, respectively, were pledged to secure deposits and other purposes as required by law.

The following tables show the Company’s gross unrealized losses and fair value, aggregated by investment category and length of time that the individual securities have been in a continuous unrealized loss position.

	September 30, 2016
	Less than Twelve Months		Twelve Months or Greater		Total
(Dollar amounts in thousands)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
U.S. government agency securities	$2,000	$—	$1,465	$(12)	$3,465	$(12)
Obligations of states and political subdivisions
Tax-exempt	608	—	—	(5)	608	(5)
Mortgage-backed securities in government-sponsored entities	—	—	4,709	(44)	4,709	(44)
Private-label mortgage-backed securities	75	—	—	—	75	—

Total	$2,683	$—	$6,174	$(61)	$8,857	$(61)

	December 31, 2015
	Less than Twelve Months		Twelve Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
U.S. government agency securities	$3,818	$(57)	$10,872	$(214)	$14,690	$(271)
Obligations of states and political subdivisions
Tax-exempt	1,268	(9)	9,394	(166)	10,662	(175)
Mortgage-backed securities in government-sponsored entities	8,725	(86)	6,685	(186)	15,410	(272)

Total	$13,811	$(152)	$26,951	$(566)	$40,762	$(718)

There were 9 securities considered temporarily impaired at September 30, 2016.

On a quarterly basis, the Company performs an assessment to determine whether there have been any events or economic circumstances indicating that a security with an unrealized loss has suffered other-than-temporary impairment (“OTTI”). A debt security is considered impaired if the fair value is less than its amortized cost basis at the reporting date. The Company assesses whether the unrealized loss is other than temporary.

OTTI losses are recognized in earnings when the Company has the intent to sell the debt security or it is more likely than not that it will be required to sell the debt security before recovery of its amortized cost basis. However, even if the Company does not expect to sell a debt security, it must evaluate expected cash flows to be received and determine if a credit loss has occurred.

An unrealized loss is generally deemed to be other than temporary and a credit loss is deemed to exist if the present value of the expected future cash flows is less than the amortized cost basis of the debt security. As a result the credit loss component of an OTTI is recorded as a component of investment securities gains (losses) in the accompanying Consolidated Statement of Income, while the remaining portion of the impairment loss is recognized in other comprehensive income, provided the Company does not intend to sell the underlying debt security and it is “more likely than not” that the Company will not have to sell the debt security prior to recovery.

Debt securities issued by U.S. government agencies, U.S. government-sponsored enterprises, and state and political subdivisions accounted for more than 97% of the total available-for-sale portfolio as of September 30, 2016 and no credit losses are expected, given the explicit and implicit guarantees provided by the U.S. federal government and the lack of prolonged unrealized loss positions within the obligations of state and political subdivisions security portfolio. The Company considers the following factors in determining whether a credit loss exists and the period over which the debt security is expected to recover:

•	The length of time and the extent to which the fair value has been less than the amortized cost basis.

•	Changes in the near-term prospects of the underlying collateral of a security such as changes in default rates, loss severity given default and significant changes in prepayment assumptions;

•	The level of cash flows generated from the underlying collateral supporting the principal and interest payments of the debt securities; and

•	Any adverse change to the credit conditions and liquidity of the issuer, taking into consideration the latest information available about the overall financial condition of the issuer, credit ratings, recent legislation and government actions affecting the issuer’s industry and actions taken by the issuer to deal with the present economic climate.

For the nine months ended September 30, 2016 and 2015, there were no available-for-sale debt securities with an unrealized loss that suffered OTTI. Management does not believe any individual unrealized loss as of September 30, 2016 or December 31, 2015 represented an other-than-temporary impairment. The unrealized losses on debt securities are primarily the result of interest rate changes. These conditions will not prohibit the Company from receiving its contractual principal and interest payments on these debt securities. The fair value of these debt securities is expected to recover as payments are received on these securities and they approach maturity. Should the impairment of any of these securities become other than temporary, the cost basis of the investment will be reduced and the resulting loss recognized in net income in the period the other-than-temporary impairment is identified.

3. INVESTMENT SECURITIES AVAILABLE FOR SALE

The amortized cost and fair values of securities available for sale are as follows:

	December 31, 2015
(Dollar amounts in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. government agency securities	$21,655	$245	$(271)	$21,629
Obligations of states and political subdivisions:
Taxable	1,989	134	—	2,123
Tax-exempt	91,940	3,402	(175)	95,167
Mortgage-backed securities in government-sponsored entities	24,480	316	(272)	24,524
Private-label mortgage-backed securities	2,079	184	—	2,263

Total debt securities	142,143	4,281	(718)	145,706
Equity securities in financial institutions	750	64	—	814

Total	$142,893	$4,345	$(718)	$146,520

	December 31, 2014
(Dollar amounts in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. government agency securities	$23,035	$311	$(450)	$22,896
Obligations of states and political subdivisions:
Taxable	2,953	226	—	3,179
Tax-exempt	91,916	3,803	(553)	95,166
Mortgage-backed securities in government-sponsored entities	29,150	475	(234)	29,391
Private-label mortgage-backed securities	2,672	247	—	2,919

Total debt securities	149,726	5,062	(1,237)	153,551
Equity securities in financial institutions	750	33	—	783

Total	$150,476	$5,095	$(1,237)	$154,334

The amortized cost and fair value of debt securities at December 31, 2015, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(Dollar amounts in thousands)	Amortized Cost	Fair Value
Due in one year or less	$1,135	$1,153
Due after one year through five years	10,790	10,890
Due after five years through ten years	19,172	19,830
Due after ten years	111,042	113,833

Total	$142,139	$145,706

Investment securities with an approximate carrying value of $68.8 million and $61.9 million at December 31, 2015 and 2014, respectively, were pledged to secure deposits and other purposes as required by law.

Proceeds from the sales of securities available for sale and the gross realized gains and losses for the years ended December, 31 are as follows (in thousands):

	2015	2014	2013
Proceeds from sales	$15,686	$8,383	$25,088
Gross realized gains	440	306	186
Gross realized losses	(117)	(58)	(175)

The following tables show the Company’s gross unrealized losses and fair value, aggregated by investment category and length of time that the individual securities have been in a continuous unrealized loss position.

	December 31, 2015
	Less than Twelve Months		Twelve Months or Greater		Total
(Dollar amounts in thousands)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
U.S. government agency securities	$3,818	$(57)	$10,872	$(214)	$14,690	$(271)
Obligations of states and political subdivisions
Tax-exempt	1,268	(9)	9,394	(166)	10,662	(175)
Mortgage-backed securities in government-sponsored entities	8,725	(86)	6,685	(186)	15,410	(272)

Total	$13,811	$(152)	$26,951	$(566)	$40,762	$(718)

	December 31, 2014
	Less than Twelve Months		Twelve Months or Greater		Total
(Dollar amounts in thousands)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
U.S. government agency securities	$—	$—	$15,734	$(450)	$15,734	$(450)
Obligations of states and political subdivisions
Tax-exempt	2,406	(10)	18,232	(543)	20,638	(553)
Mortgage-backed securities in government-sponsored entities	—	—	16,774	(234)	16,774	(234)

Total	$2,406	$(10)	$50,740	$(1,227)	$53,146	$(1,237)

There were 46 securities that were considered temporarily impaired at December 31, 2015.

On a quarterly basis, the Company performs an assessment to determine whether there have been any events or economic circumstances indicating that a security with an unrealized loss has suffered other-than-temporary impairment (“OTTI”). A debt security is considered impaired if the fair value is less than its amortized cost basis at the reporting date. The accounting literature requires the Company to assess whether the unrealized loss is other than temporary. For equity securities where the fair value has been significantly below cost for one year, the Company’s policy is to recognize an impairment loss unless sufficient evidence is available that the decline is not other than temporary and a recovery period can be predicted.

The Company has asserted that at December 31, 2015 and 2014, the declines outlined in the above table represent temporary declines and the Company does not intend to sell and does not believe it will be required to sell these securities before recovery of their cost basis, which may be at maturity. The Company has concluded that any impairment of its investment securities portfolio outlined in the above table is not other than temporary and is the result of interest rate changes, sector credit rating changes, or company-specific rating changes that are not expected to result in the non-collection of principal and interest during the period.

Debt securities issued by U.S. government agencies, U.S. government-sponsored enterprises, and state and political subdivisions accounted for more than 97.9% of the total available-for-sale portfolio as of December 31, 2015, and no credit losses are expected, given the explicit and implicit guarantees provided by the U.S. federal government and the lack of significant unrealized loss positions within the obligations of state and political subdivisions security portfolio. The Company evaluates credit losses on a quarterly basis. The Company considered the following factors in determining whether a credit loss exists and the period over which the debt security is expected to recover:

•	The length of time and the extent to which the fair value has been less than the amortized cost basis.

•	Changes in the near-term prospects of the underlying collateral of a security such as changes in default rates, loss severity given default and significant changes in prepayment assumptions.

•	The level of cash flows generated from the underlying collateral supporting the principal and interest payments of the debt securities.

•	Any adverse change to the credit conditions and liquidity of the issuer, taking into consideration the latest information available about the overall financial condition of the issuer, credit ratings, recent legislation, and government actions affecting the issuer’s industry and actions taken by the issuer to deal with the present economic climate.